CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 10, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 85,883				$ 3,527				$ 24,278
Prepaid expenses	39,583				27,052				30,030
Due from related party	$ 14,750				$ 13,877				$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]				Related Party [Member]				Related Party [Member]
Total current assets	$ 140,216				$ 44,456				$ 54,308
Non-current assets:
Cash held in the Trust Account	19,846,616				18,949,539				31,440,528
Total Assets	19,986,832				18,993,995				31,494,836
Current liabilities:
Accounts payable	300,320				421,068
Accrued expenses	2,534,461				2,203,224				1,256,667
Working capital financing	50,000	$ 100,000
Promissory note-related party	3,955,175				$ 3,856,641				$ 1,889,768
Notes Payable, Current, Related Party, Type [Extensible Enumeration]					Related Party [Member]				Related Party [Member]
Total current liabilities	6,839,956				$ 6,480,933				$ 3,146,435
Non-current liabilities:
Derivative warrant liabilities	2,797,500				1,119,000				373,000
Deferred underwriting fee payable	6,050,000				6,050,000				6,050,000
Total non-current liabilities	8,847,500				7,169,000				6,423,000
Total Liabilities	15,687,456				13,649,933				9,569,435
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption (1), $0.0001 par value, at approximately $12.32 and $11.77 per share, respectively; 1,610,373 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	19,846,616		$ 19,544,573	$ 19,245,085	18,949,539				31,440,528	$ 234,364,451
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital									1,766,556
Accumulated deficit	(15,547,815)				(13,606,052)				(11,282,258)
Total shareholders' deficit	(15,547,240)		$ (14,474,539)	$ (13,658,898)	(13,605,477)	$ (13,325,508)	$ (12,544,665)	$ (10,732,486)	(9,515,127)	$ (13,191,594)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	19,986,832				18,993,995				31,494,836
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares	401				401
Class A ordinary shares subject to possible redemption
Non-current liabilities:
Class A ordinary shares subject to possible redemption (1), $0.0001 par value, at approximately $12.32 and $11.77 per share, respectively; 1,610,373 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	19,846,616				18,949,539				31,440,528
Class A ordinary shares, non-redeemable
Shareholders' Deficit:
Ordinary shares					401				401
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 174				$ 174				$ 174